Shareholders’ Equity - Schedule of Common Shares Issued and Outstanding (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity
Balance, beginning of year		$ 7,019.6
Beginning balance (shares)		275,200,000
Shares issued for cash on exercise of options (shares)		76,177.000000	57,275
Ending balance (shares)		279,100,000	275,200,000
Balance at end of year		$ 7,214.9	$ 7,019.6
Common stock
Increase (Decrease) in Stockholders' Equity
Balance, beginning of year		$ 6,653.9	$ 4,007.9
Beginning balance (shares)		275,224,066	175,279,216
Shares issued on conversion of subscription receipts, net of issuance costs			$ 2,305.6
Shares issued on conversion of subscription receipts, net of issuance costs (shares)			84,510,000
Shares issued for cash on exercise of options, Amount		$ 1.2	$ 1.3
Shares issued for cash on exercise of options (shares)		76,177	57,275
Deferred taxes on share issuance cost		$ (3.9)	$ 13.3
Shares issued under DRIP	[1]	$ 67.8	$ 325.8
Shares issued under DRIP (shares)		3,774,442	15,377,575
Ending balance (shares)		279,074,685	275,224,066
Balance at end of year		$ 6,719.0	$ 6,653.9

[1]	Premium Dividend™, Dividend Reinvestment and Optional Cash Purchase Plan.